Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2023:

Commitments for property management fees	RMB	US$
2024	7,072	996
2025	7,248	1,021
2026	5,577	786
2027	4,787	674
2028 and thereafter	22,538	3,174
	47,222	6,651

Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights and produced content

Commitments for Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2023:

Commitments for Licensed Copyrights and Produced Content	RMB	US$
2024	8,627,066	1,215,097
2025	3,787,391	533,443
2026	1,329,549	187,263
2027	730,677	102,914
2028 and thereafter	303,811	42,790
	14,778,494	2,081,507